Financial assets and liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Parenthetical) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Jun. 30, 2024
Osiris Therapeutics, Inc. | Major ordinary share transactions
Disclosure Of Financial Instruments [Line Items]
Ordinary shares (in shares)	10,228,239
Issue of equity	$ 20.0
Level 3
Disclosure Of Financial Instruments [Line Items]
Gain on re-measurement of contingent consideration provision		$ 9.7